FINANCIAL INSTRUMENTS (Detail Textuals) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Positive working capital	$ 12,927,518	$ 27,612,457